Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Low-Priced Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock K6 Fund
Class Name	Fidelity® Low-Priced Stock K6 Fund
Trading Symbol	FLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by information technology. Security selection in energy also boosted relative performance. Also helping our relative result was positioning in health care.
•The fund's non-benchmark stake in Seagate Technology gained 66% and was the top individual relative contributor. We reduced our holdings in Seagate, but it was still among the top-20 largest holdings as of June 30. A non-benchmark stake in Dell Technologies (+117%) was the fund's second-largest relative contributor. This period we decreased our stake in Dell Technologies. Both of these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer staples.
•Not owning Super Micro Computer, a benchmark component that gained 148%, was the fund's largest individual relative detractor. Not owning Microstrategy, a benchmark component that gained about 215%, was a second notable relative detractor. An overweight in Helen of Troy (-58%) also hurt.
•Notable changes in the fund's positioning include higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 26, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® Low-Priced Stock K6 Fund $10,000 $10,230 $11,594 $11,510 $11,425 $16,659 $16,065 $17,870 Russell 2000® Index $10,000 $10,334 $12,270 $11,728 $11,190 $17,005 $14,575 $15,727 Russell 3000® Index $10,000 $10,260 $11,942 $12,784 $14,181 $19,672 $18,226 $20,532 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Low-Priced Stock K6 Fund 18.41% 12.95% 10.99% Russell 2000® Index 14.25% 8.91% 8.50% Russell 3000® Index 21.07% 14.23% 13.51% A From May 26, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 26, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,142,177,373
Holdings Count | shares	674
Advisory Fees Paid, Amount	$ 17,777,582
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,142,177,373
Number of Holdings	674
Total Advisory Fee	$17,777,582
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.4 Industrials 15.8 Consumer Discretionary 14.3 Information Technology 13.4 Health Care 10.8 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.8 Real Estate 1.4 Communication Services 1.0 Common Stocks 95.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) United States 66.1 Japan 7.5 United Kingdom 6.6 Canada 4.2 China 1.9 France 1.9 Korea (South) 1.7 Taiwan 1.5 Netherlands 1.3 Others 7.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 1.7 Wells Fargo & Co 1.7 PG&E Corp 1.5 Metro Inc/CN 1.5 Elevance Health Inc 1.2 TotalEnergies SE ADR 1.2 Unum Group 1.2 Reinsurance Group of America Inc 1.2 Universal Health Services Inc Class B 1.1 Cigna Group/The 1.1 13.4
Fidelity Low-Priced Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund Class K
Trading Symbol	FLPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by choices in information technology. Stock picks in energy and financials also boosted the fund's relative performance.
•The fund's stake in Seagate Technology gained 66% and was the top individual relative contributor. Seagate was among the fund's biggest holdings this period. A second notable relative contributor was our position in Dell Technologies (+117%). This period we decreased our stake in Dell. Another notable relative contributor was our stake in Reinsurance Group of America (+64%). The stock was among our biggest holdings at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer staples, primarily within the consumer staples distribution & retail industry. An underweight in the financials sector, primarily among banks, also hampered the fund's result.
•The fund's largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 148%. A second notable relative detractor this period was avoiding benchmark component Microstrategy, which gained about 215%. The fund's overweight position in Helen of Troy (-58%) also hurt.
•Notable changes in positioning include increased exposure to financials.
•On December 31, 2023, Joel Tillinghast stepped down from his portfolio management responsibilities, but will remain at Fidelity as a senior advisor to the Fidelity equity team.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,944 $10,793 $12,441 $13,956 $13,802 $13,746 $20,060 $19,245 $21,335 $25,240 Russell 2000® Index $10,000 $11,203 $11,203 $13,270 $15,756 $15,060 $14,369 $21,836 $18,715 $20,195 $23,073 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 18.30% 12.83% 9.70% Russell 2000® Index 14.25% 8.91% 8.72% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,883,182,316
Holdings Count | shares	677
Advisory Fees Paid, Amount	$ 221,357,013
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$27,883,182,316
Number of Holdings	677
Total Advisory Fee	$221,357,013
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.7 Industrials 16.4 Consumer Discretionary 14.7 Information Technology 13.9 Health Care 11.2 Energy 8.3 Consumer Staples 7.2 Materials 5.0 Utilities 1.9 Real Estate 1.5 Communication Services 1.0 Common Stocks 98.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 64.4 Japan 8.0 United Kingdom 6.7 Canada 4.4 Korea (South) 2.1 China 2.0 France 1.9 Taiwan 1.6 Netherlands 1.5 Others 7.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 1.8 UnitedHealth Group Inc 1.7 PG&E Corp 1.6 Metro Inc/CN 1.6 TotalEnergies SE ADR 1.3 Elevance Health Inc 1.2 Unum Group 1.2 Universal Health Services Inc Class B 1.1 Cigna Group/The 1.1 Reinsurance Group of America Inc 1.1 13.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low-Priced Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund
Trading Symbol	FLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by choices in information technology. Stock picks in energy and financials also boosted the fund's relative performance.
•The fund's stake in Seagate Technology gained 66% and was the top individual relative contributor. Seagate was among the fund's biggest holdings this period. A second notable relative contributor was our position in Dell Technologies (+117%). This period we decreased our stake in Dell. Another notable relative contributor was our stake in Reinsurance Group of America (+64%). The stock was among our biggest holdings at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer staples, primarily within the consumer staples distribution & retail industry. An underweight in the financials sector, primarily among banks, also hampered the fund's result.
•The fund's largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 148%. A second notable relative detractor this period was avoiding benchmark component Microstrategy, which gained about 215%. The fund's overweight position in Helen of Troy (-58%) also hurt.
•Notable changes in positioning include increased exposure to financials.
•On December 31, 2023, Joel Tillinghast stepped down from his portfolio management responsibilities, but will remain at Fidelity as a senior advisor to the Fidelity equity team.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Low-Priced Stock Fund $10,000 $10,932 $10,771 $12,405 $13,902 $13,735 $13,669 $19,933 $19,105 $21,164 $25,015 Russell 2000® Index $10,000 $11,203 $11,203 $13,270 $15,756 $15,060 $14,369 $21,836 $18,715 $20,195 $23,073 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Low-Priced Stock Fund 18.19% 12.74% 9.60% Russell 2000® Index 14.25% 8.91% 8.72% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,883,182,316
Holdings Count | shares	677
Advisory Fees Paid, Amount	$ 221,357,013
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$27,883,182,316
Number of Holdings	677
Total Advisory Fee	$221,357,013
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.7 Industrials 16.4 Consumer Discretionary 14.7 Information Technology 13.9 Health Care 11.2 Energy 8.3 Consumer Staples 7.2 Materials 5.0 Utilities 1.9 Real Estate 1.5 Communication Services 1.0 Common Stocks 98.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 64.4 Japan 8.0 United Kingdom 6.7 Canada 4.4 Korea (South) 2.1 China 2.0 France 1.9 Taiwan 1.6 Netherlands 1.5 Others 7.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 1.8 UnitedHealth Group Inc 1.7 PG&E Corp 1.6 Metro Inc/CN 1.6 TotalEnergies SE ADR 1.3 Elevance Health Inc 1.2 Unum Group 1.2 Universal Health Services Inc Class B 1.1 Cigna Group/The 1.1 Reinsurance Group of America Inc 1.1 13.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery K6 Fund
Class Name	Fidelity® Value Discovery K6 Fund
Trading Symbol	FDVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the foremost detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within the consumer staples sector. Subpar picks and an underweight in industrials, primarily within the capital goods industry, also hampered the fund's result. Investment choices among information technology stocks hurt as well.
•The biggest individual relative detractor was an outsized stake in Lamb Weston Holdings (-34%), followed by overweight positions in Kenvue (-11%) and Bristol-Myers Squibb (-20%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary, especially consumer services firms. An underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Solid picks and outsized exposure to financials - banks in particular - was another plus.
•The top individual relative contributor was an overweight in H&R Block (+76%). A larger-than-benchmark stake in Constellation Energy (+95%) also was advantageous though the stock was not held at period end. An outsized position in Chubb (+37%) helped as well. The stock was among the fund's largest holdings.
•Notable changes in positioning include higher allocations to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® Value Discovery K6 Fund $10,000 $10,380 $11,063 $11,393 $10,960 $15,655 $15,750 $16,716 Russell 3000® Value Index $10,000 $10,261 $11,278 $11,755 $10,971 $15,438 $15,184 $16,403 Russell 3000® Index $10,000 $10,263 $11,945 $12,787 $14,185 $19,678 $18,231 $20,538 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Value Discovery K6 Fund 10.25% 10.10% 8.88% Russell 3000® Value Index 14.80% 9.88% 9.20% Russell 3000® Index 21.07% 14.23% 13.51% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 169,849,561
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 811,886
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$169,849,561
Number of Holdings	93
Total Advisory Fee	$811,886
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Health Care 17.0 Industrials 11.9 Consumer Staples 10.2 Energy 8.9 Information Technology 7.1 Utilities 6.5 Communication Services 5.0 Consumer Discretionary 4.5 Materials 2.2 Real Estate 1.1 Common Stocks 98.1 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 88.5 United Kingdom 4.4 Canada 2.2 Germany 1.9 France 1.3 Korea (South) 0.9 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.4 JPMorgan Chase & Co 3.9 Chubb Ltd 3.0 Bank of America Corp 2.9 UnitedHealth Group Inc 2.9 Comcast Corp Class A 2.7 Cigna Group/The 2.7 Travelers Cos Inc/The 2.5 Berkshire Hathaway Inc Class B 2.3 Walt Disney Co/The 2.3 29.6
Fidelity Series Intrinsic Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Intrinsic Opportunities Fund
Class Name	Fidelity® Series Intrinsic Opportunities Fund
Trading Symbol	FDMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® and Russell 2000® Linked Index for the fiscal year, especially within information technology. Stock picks in industrials and consumer staples also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Sprouts Farmers Market (+154%). This period we decreased our stake in Sprouts Farmers Market. A non-benchmark stake in Dell Technologies gained 122% and was a second notable relative contributor, and we reduced the fund's holdings in the stock. Another notable relative contributor was our non-benchmark stake in Seagate Technology (+66%). Though we pared the fund's position in Seagate, it was one of our biggest holdings as of June 30.
•In contrast, the biggest detractor from the fund's performance versus the benchmark was stock selection in communication services. Positioning in the consumer discretionary sector also hampered the fund's result.
•Not owning Super Micro Computer, a benchmark component that gained 148%, was the fund's biggest individual relative detractor. A second notable relative detractor was an overweight in Helen of Troy (-58%). An overweight in Adient (-39%) also detracted.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Series Intrinsic Opportunities Fund $10,000 $11,235 $11,284 $13,393 $15,244 $14,462 $14,190 $21,736 $21,775 $24,738 $29,737 Russell 3000® and Russell 2000® Linked Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $26,860 $30,688 Russell 2000® Index $10,000 $11,203 $11,203 $13,270 $15,756 $15,060 $14,369 $21,836 $18,715 $20,195 $23,073 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Intrinsic Opportunities Fund 20.21% 15.51% 11.51% Russell 3000® and Russell 2000® Linked Index 14.25% 12.78% 11.87% Russell 2000® Index 14.25% 8.91% 8.72% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,035,944,963
Holdings Count | shares	261
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,035,944,963
Number of Holdings	261
Total Advisory Fee	$0
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Industrials 18.3 Consumer Discretionary 13.0 Information Technology 11.7 Health Care 10.8 Energy 7.4 Materials 6.7 Consumer Staples 3.9 Real Estate 2.0 Utilities 1.6 Communication Services 1.5 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) United States 89.1 Japan 2.4 United Kingdom 1.4 France 1.1 Sweden 0.8 Puerto Rico 0.7 Greece 0.6 Netherlands 0.6 Austria 0.5 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 1.8 PG&E Corp 1.6 UnitedHealth Group Inc 1.4 Jones Lang LaSalle Inc 1.2 Reinsurance Group of America Inc 1.1 Centene Corp 1.1 Cigna Group/The 1.1 Seagate Technology Holdings PLC 1.1 Elevance Health Inc 1.1 Diamondback Energy Inc 1.1 12.6
Fidelity Value Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund Class K
Trading Symbol	FVDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our picks among capital goods stocks hurt most. Subpar investment choices and an overweight in consumer staples also hampered the fund's result. Security selection in information technology was detrimental to performance as well.
•The biggest individual relative detractor was an outsized stake in Lamb Weston Holdings (-33%). Overweight positions in Kenvue (-11%) and Bristol-Myers Squibb (-20%) also hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an underweight in consumer discretionary. Comparatively light exposure to the real estate sector, primarily within the equity real estate investment trusts industry, also helped. In addition, favorable picks and an overweight in financials, primarily within the insurance industry, were advantageous.
•The top individual relative contributor was an overweight in H&R Block (+78%). A larger-than-benchmark stake in Constellation Energy (+94%) was another plus. The stock was not held at period end. Outsized exposure to Chubb (+37%) also helped. The stock was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,880 $10,906 $12,849 $13,663 $14,064 $13,585 $19,394 $19,372 $20,520 $22,592 Russell 3000® Value Index $10,000 $10,623 $11,196 $12,782 $14,049 $14,643 $13,667 $19,231 $18,913 $20,432 $23,455 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 10.10% 9.94% 8.49% Russell 3000® Value Index 14.80% 9.88% 8.90% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,130,851,796
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 15,232,141
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,130,851,796
Number of Holdings	93
Total Advisory Fee	$15,232,141
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Health Care 17.0 Industrials 12.1 Consumer Staples 10.2 Energy 8.7 Information Technology 7.0 Utilities 6.4 Communication Services 4.9 Consumer Discretionary 4.6 Materials 2.1 Real Estate 1.1 Common Stocks 97.8 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 4.2 Canada 2.0 Germany 1.9 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.3 JPMorgan Chase & Co 4.0 Chubb Ltd 3.1 UnitedHealth Group Inc 2.9 Comcast Corp Class A 2.8 Bank of America Corp 2.8 Cigna Group/The 2.7 Travelers Cos Inc/The 2.5 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.3 29.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund
Trading Symbol	FVDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our picks among capital goods stocks hurt most. Subpar investment choices and an overweight in consumer staples also hampered the fund's result. Security selection in information technology was detrimental to performance as well.
•The biggest individual relative detractor was an outsized stake in Lamb Weston Holdings (-33%). Overweight positions in Kenvue (-11%) and Bristol-Myers Squibb (-20%) also hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an underweight in consumer discretionary. Comparatively light exposure to the real estate sector, primarily within the equity real estate investment trusts industry, also helped. In addition, favorable picks and an overweight in financials, primarily within the insurance industry, were advantageous.
•The top individual relative contributor was an overweight in H&R Block (+78%). A larger-than-benchmark stake in Constellation Energy (+94%) was another plus. The stock was not held at period end. Outsized exposure to Chubb (+37%) also helped. The stock was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Value Discovery Fund $10,000 $10,868 $10,874 $12,798 $13,591 $13,979 $13,484 $19,235 $19,194 $20,313 $22,343 Russell 3000® Value Index $10,000 $10,623 $11,196 $12,782 $14,049 $14,643 $13,667 $19,231 $18,913 $20,432 $23,455 Russell 3000® Index $10,000 $11,128 $11,623 $13,498 $15,711 $16,819 $18,657 $25,882 $23,979 $27,013 $32,705 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Discovery Fund 9.99% 9.83% 8.37% Russell 3000® Value Index 14.80% 9.88% 8.90% Russell 3000® Index 21.07% 14.23% 12.58% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,130,851,796
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 15,232,141
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,130,851,796
Number of Holdings	93
Total Advisory Fee	$15,232,141
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Health Care 17.0 Industrials 12.1 Consumer Staples 10.2 Energy 8.7 Information Technology 7.0 Utilities 6.4 Communication Services 4.9 Consumer Discretionary 4.6 Materials 2.1 Real Estate 1.1 Common Stocks 97.8 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 4.2 Canada 2.0 Germany 1.9 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.3 JPMorgan Chase & Co 4.0 Chubb Ltd 3.1 UnitedHealth Group Inc 2.9 Comcast Corp Class A 2.8 Bank of America Corp 2.8 Cigna Group/The 2.7 Travelers Cos Inc/The 2.5 Berkshire Hathaway Inc Class B 2.5 PG&E Corp 2.3 29.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec